Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule II - Condensed Financial Information of Registrant

	December 31,
	2022	2021
Assets
Cash and cash equivalents	$531,347	$362,245
Equity securities of subsidiary trusts	2,360	2,353
Receivable from subsidiaries	8,868	2,783
Notes receivable from subsidiaries	85,654	165,000
Federal income tax recoverable, including amount from subsidiaries	267,076	217,174
Other assets	33,990	20,134
	929,295	769,689
Investment in and advances to subsidiaries	2,617,873	7,803,501
Total assets	$3,547,168	$8,573,190

Liabilities and Stockholders' Equity
Liabilities:
Notes and loan payable	$792,073	$496,250
Subordinated debentures payable to subsidiary trusts	78,753	78,421
Deferred income taxes	268,639	223,304
Other liabilities	58,186	36,499
Total liabilities	1,197,651	834,474
Stockholders' equity:
Preferred stock, Series A	16	16
Preferred stock, Series B	12	12
Common stock	84,810	92,514
Additional paid-in capital	1,325,316	1,614,374
Accumulated other comprehensive income (loss)	(3,746,230)	3,192,547
Retained earnings	4,685,593	2,839,254
Total stockholders' equity attributable to American Equity Investment Life Holding Company	2,349,517	7,738,717
Total liabilities and stockholders' equity	$3,547,168	$8,573,191

See accompanying note to condensed financial statements.
See accompanying Report of Independent Registered Public Accounting Firm.

	Year Ended December 31,
	2022	2021	2020
Revenues:
Net investment income	$6,733	$114	$1,115
Dividends from subsidiary trusts	155	159	167
Dividends from subsidiaries	325,000	250,000	—
Investment advisory fees	110,094	126,643	114,228
Surplus note interest from subsidiary	4,080	4,080	4,080
Change in fair value of derivatives	—	—	62
Loss on extinguishment of debt	—	—	(2,024)
Other revenue	19,153	8,511	346
Total revenues	465,215	389,507	117,974

Expenses:
Interest expense on notes and loan payable	32,098	25,581	25,552
Interest expense on subordinated debentures issued to subsidiary trusts	5,331	5,324	5,557
Other operating costs and expenses	114,792	72,435	46,686
Total expenses	152,221	103,340	77,795
Income before income taxes and equity in undistributed income of subsidiaries	312,994	286,167	40,179
Income tax expense (benefit)	(1,067)	11,565	13,142
Income before equity in undistributed income of subsidiaries	314,061	274,602	27,037
Equity in undistributed income of subsidiaries	1,606,158	278,421	644,423
Net income available to American Equity Investment Life Holding Company stockholders	1,920,219	553,023	671,460
Less: Preferred stock dividends	43,675	43,675	33,515
Net income available to American Equity Investment Life Holding Company common stockholders	$1,876,544	$509,348	$637,945

See accompanying note to condensed financial statements.
See accompanying Report of Independent Registered Public Accounting Firm.

	Year Ended December 31,
	2022	2021	2020
Operating activities
Net income available to American Equity Investment Life Holding Company stockholders	$1,920,219	$553,023	$671,460
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for depreciation and amortization	4,925	1,232	1,138
Accrual of discount on equity security	(7)	(10)	(3)
Equity in undistributed income of subsidiaries	(1,606,158)	(278,421)	(644,423)
Non cash dividend from subsidiaries	—	(80,000)	—
Change in fair value of derivatives	—	—	(62)
Loss on extinguishment of debt	—	—	2,024
Accrual of discount on debenture issued to subsidiary trust	332	309	289
Share-based compensation	6,023	10,235	3,303
Deferred income taxes	45,335	222,714	6,408
Changes in operating assets and liabilities:
Receivable from subsidiaries	(6,085)	(365)	(1,208)
Federal income tax recoverable/payable	(49,902)	(222,569)	(3,879)
Other assets	(16,363)	(5,054)	(320)
Other liabilities	21,687	21,819	7,617
Net cash provided by operating activities	320,006	222,913	42,344

Investing activities
Change in notes receivable from subsidiaries	79,346	(165,000)	—
Repayment of equity securities	—	—	2,445
Contribution to subsidiaries	(137,002)	—	(210,000)
Purchases of property, plant and equipment	(1,432)	(12,642)	(48)
Net cash used in investing activities	(59,088)	(177,642)	(207,603)

Financing activities
Financing fees incurred and deferred	(1,235)	—	—
Repayment of loan payable	(3,750)	—	—
Proceeds from issuance of loan payable	300,000	—	—
Repayment of subordinated debentures	—	—	(81,450)
Proceeds from issuance of common stock	253,978	4,844	338,061
Acquisition of treasury stock	(566,567)	(99,415)	(165,094)
Proceeds from issuance of preferred stock, net	—	—	290,260
Dividends paid on common stock	(30,567)	(31,450)	(28,859)
Dividends paid on preferred stock	(43,675)	(43,675)	(33,515)
Net cash provided by (used in) financing activities	(91,816)	(169,696)	319,403
Increase (decrease) in cash and cash equivalents	169,102	(124,425)	154,144
Cash and cash equivalents at beginning of year	362,245	486,670	332,526
Cash and cash equivalents at end of year	$531,347	$362,245	$486,670

Supplemental disclosures of cash flow information
Cash paid during the year for:
Interest on notes and loan payable	$31,288	$25,000	$25,000
Interest on subordinated debentures	5,000	5,000	6,181
See accompanying note to condensed financial statements.
See accompanying Report of Independent Registered Public Accounting Firm.
1.     Basis of Presentation
The accompanying condensed financial statements should be read in conjunction with the consolidated financial statements and notes thereto of American Equity Investment Life Holding Company (Parent Company).
In the Parent Company financial statements, its investment in and advances to subsidiaries are stated at cost plus equity in undistributed income (losses) of subsidiaries since the date of acquisition and net unrealized gains/losses on the subsidiaries' fixed maturity securities classified as "available for sale" and equity securities.
See Note 11- Notes and Loan Payable and Note 12 - Subordinated Debentures to our audited consolidated financial statements in this document for a description of the Parent Company's notes payable and subordinated debentures payable to subsidiary trusts.